Income Tax (Summary of Income Tax Contigencies) (detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Tax Uncertainties [Abstract]
Beginning Balance	$ 2,470	$ 2,350
Additions	46	176
Prior year additions		70
Reductions	(181)	(45)
Settlements	0	(81)
Lapses in statues of limitaions	(62)
Ending Balance	$ 2,273	$ 2,470